Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024	$ 213,528	$ 367	$ 28,009	$ (147)	$ (238,018)	$ 3,739
IfrsStatementLineItems [Line Items]
Comprehensive income (loss) for the period				(26)	(1,212)	(1,238)
Share-based compensation			33			33
Private placement proceeds (Note 14(a))	8,692					8,692
Issuance costs	(1,070)	21	246			(803)
Balance at Mar. 31, 2025	221,150	388	28,288	(173)	(239,230)	10,423
Balance at Dec. 31, 2024	213,528	367	28,009	(147)	(238,018)	3,739
IfrsStatementLineItems [Line Items]
Share-based compensation						273
Balance at Dec. 31, 2025	242,444	598	26,502	(256)	(244,730)	24,558
IfrsStatementLineItems [Line Items]
Comprehensive income (loss) for the period				55	(3,032)	(2,977)
Share-based compensation			222			222
RSU settlement	37		(37)
Repurchase of share-based awards			(1,605)			(1,605)
Balance at Mar. 31, 2026	$ 242,481	$ 598	$ 25,082	$ (201)	$ (247,762)	$ 20,198